Business Combination (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Oct. 31, 2025	Jun. 05, 2025	Jul. 27, 2023	Jan. 09, 2023	Dec. 31, 2025	Sep. 30, 2025	Feb. 27, 2025	Jan. 24, 2024	Jul. 31, 2023	Jan. 31, 2023	Jul. 31, 2022
Business Combination [Line Items]
Conversion price of preferred share (in Dollars per share)		$ 0.02079
Gross proceeds		$ 870	$ 6,000
Securityholders percentage	20.20%
Warrants exercised								5 years
Percentage issued and outstanding					24.99%
Warrants to purchase (in Shares)					297,618			41,786
Convertible loan	$ 1,793
Net assets of equity method investees	$ 5,190
Transaction costs					$ 306
Issuance of SPA ADSs					$ 9
Pre-Funded Warrants [Member]
Business Combination [Line Items]
Issued shares (in Shares)	145,355
Warrants exercised	10 years
Warrants to purchase (in Shares)					145,355
Twine CLA Loan [Member]
Business Combination [Line Items]
Interest rate		8.00%
D.B.W. CLA Loan [Member]
Business Combination [Line Items]
Interest rate		8.00%
Maturity date		May 30, 2027
Conversion price (in Dollars per share)		$ 56
Developed Technology [Member]
Business Combination [Line Items]
Useful life					10 years
Twine Convertible Loan Agreement [Member]
Business Combination [Line Items]
Convertible loan		$ 1,740
D.B.W. Convertible Loan Agreement [Member]
Business Combination [Line Items]
Convertible loan		$ 870
ADSs [Member]
Business Combination [Line Items]
Per share (in Dollars per share)		$ 56					$ 45.564
Gross proceeds				$ 6,500
Issued shares (in Shares)	158,465
Warrants exercised				5 years
Purchase consideration Shares (in Shares)					158,465
Fair value					$ 504
Per share (in Dollars per share)				$ 400	$ 3.18
Warrants to purchase (in Shares)					145,355	297,618	4,817	35,893	15,000	16,250	4,643
Exercise price (in Dollars per share)				$ 0.04	$ 0.01			$ 184	$ 440	$ 400	$ 400
Closing issued					$ 461
Private Placement [Member]
Business Combination [Line Items]
Purchase investments		$ 15,536